Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.53%	12.05%	13.47%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	11.70%	13.18%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	9.59%	11.28%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.79%	12.42%	13.23%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.95%	13.55%	14.36%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.38%	11.89%	13.30%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.83%	11.63%	13.08%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.53%	9.47%	11.15%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.62%	12.25%	13.06%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.77%	13.38%	14.19%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	12.15%	13.05%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	9.14%	10.83%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	9.20%	10.33%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.35%	12.51%	12.81%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	13.66%	13.95%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.43%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund | Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.63%	5.72%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		18.21%	13.31%	9.20%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.47%	9.05%	6.42%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	8.47%	5.98%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		22.29%	14.36%	9.83%
Performance Inception Date	May 25, 2011